Contents of Significant Accounts - Non-controlling Interests (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Equity [abstract]
Beginning balance	$ 256,613		$ 340,859	$ 343,679
Net income (loss)	(181,501)	$ (5,786)	(104,674)	450,184
Other comprehensive income (loss)	(22)		76	(14)
Share-based payment transactions	1,428		1,913	5,817
Changes in subsidiaries' ownership	(11,826)		(7,910)	456
Others	22,483		26,349	4,187
Derecognition of the non-controlling interests	0		0	(463,450)
Ending balance	$ 87,175	$ 2,779	$ 256,613	$ 340,859